NOTES PAYABLE AND LINES OF CREDIT (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: debt discount	$ (75,601)	$ (1,882,410)
Notes payable, net	61,085,703	67,347,925
Current portion	59,160,970	58,555,006
Long-term portion	1,924,733	8,792,919
Notes Payable 1
Notes payable, gross	1,333,334	1,333,334
Notes Payable 2
Notes payable, gross	667,000	667,000
Notes Payable 3
Notes payable, gross	8,419,897	8,866,894
Notes Payable 4
Notes payable, gross	0	10,857,500
Notes Payable 5
Notes payable, gross	$ 50,741,073	$ 47,505,607